Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Tax Expense	Income tax expense is comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2020	2019	2018
Current tax	15.1	9.9	2.0
Change in deferred tax	1.1	1.3	0.5
Total	16.2	11.2	2.5

Effective Income Tax Rate Reconciliation
Reconciliation of the Bermuda statutory tax rate to our effective rate:

	For the Years Ended December 31,
	2020	2019	2018
Bermuda statutory income tax rate	0%	0%	0%
Tax rates which are different from the statutory rate	(6.49%)	(2.30%)	(1.95)%
Adjustment attributable to prior years	0.00%	0.00%	1.17%
Change in valuation allowance	1.57%	(1.29%)	(0.26)%
Adjustments to uncertain tax positions	(0.45%)	(0.30%)	(0.28)%
Total	(5.37%)	(3.89%)	(1.32)%

Net Deferred Tax
The components of the net deferred taxes are as follows:

	As of December 31,
(In $ millions)	2020	2019
Deferred tax assets
Net operating losses	44.8	18.6
Excess of tax basis over book basis of Property, plant and equipment	29.7	66.9
Other	10.7	5.4
Deferred tax asset	85.2	90.9
Less: Valuation allowance	(85.0)	(89.7)
Net deferred tax assets	0.2	1.3
Deferred tax liabilities
Deferred tax liabilities	—	—
Net deferred tax asset (liabilities)	0.2	1.3

Reconciliation of Liabilities Related to Unrecognized Tax Benefits
The following is a reconciliation of the liabilities related to our uncertain tax positions:

(In $ millions)	2020	2019
Unrecognized tax benefits, excluding interest and penalties, at January 1,	5.3	4.8
Additions as a result of Paragon acquisition	—	—
Additions for tax positions of prior year	0.9	1.3
Reduction for tax positions of prior years	—	(0.8)
Unrecognized tax benefits, excluding interest and penalties, at December 31,	6.2	5.3
Interest and penalties	4.2	3.7
Unrecognized tax benefits, including interest and penalties, at December 31,	10.4	9.0